Note 13 - Warrants (Detail) - Warrants Outstanding and Exercisable	Nov. 30, 2012	Jan. 31, 2011	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member] Fair Value Assumptions Used [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Agent Warrants [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member] Fair Value Assumptions Used [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]
Exercise price (in Dollars per Item)		3.125	2.50		2.50	3.125	2.50		2.50
Number Outstanding	7,286,000		3,470,000	3,470,000		96,000	3,720,000	3,720,000
Expiry			February 1, 2013			March 30, 2014	February 1, 2016
Shares Issuable Upon Exercise	3,691,000		1,735,000			96,000	1,860,000